Leases (Tables)	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

	Capital Leases	Operating Leases
2017	$2.0	$60.0
2018	1.8	54.9
2019	1.6	43.7
2020	1.6	32.8
2021	2.7	26.8
Thereafter	21.3	91.6
Total	$31.0	$309.8

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

	Capital Leases	Operating Leases
2017	$2.0	$60.0
2018	1.8	54.9
2019	1.6	43.7
2020	1.6	32.8
2021	2.7	26.8
Thereafter	21.3	91.6
Total	$31.0	$309.8

Schedule of Minimum Lease Payments to be Collected [Table Text Block]

2017	$182.7
2018	181.4
2019	175.9
2020	171.1
2021	165.1
Thereafter	1,196.4
Total	$2,072.6

30 September	2016	2015
Gross minimum lease payments receivable	$2,072.6	$2,305.9
Unearned interest income	(762.7)	(882.1)
Lease Receivables, net	$1,309.9	$1,423.8